Changes in associates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments In Associates And Joint Ventures
Opening balance on January 1	R$ 7,386,840	R$ 7,635,612
Acquisitions	290,211	491,438
Write-offs (1)	(177,602)	(102,282)
Equity in net income of associates	421,504	444,858
Dividends/Interest on equity	(588,156)	(405,791)
Other	224,769	(676,995)
Balance on December 31	R$ 7,557,566	R$ 7,386,840